Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Income Tax Contingency [Line Items]
Beginning Balance	$ 19,155	$ 21,326	$ 13,135
Additions for tax positions of the current period	731	2,693	3,189
Additions for tax positions of prior periods		2,206	9,187
Reductions due to settlements			(370)
Other reductions for tax positions of prior periods	(1,504)	(7,070)	(3,815)
Ending Balance	$ 18,382	$ 19,155	$ 21,326